Condensed Consolidated Balance Sheets (Q3) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Current assets
Cash	$ 5,283	$ 6,331
Prepaid expenses and other current assets	198	261
Total current assets	5,481	6,592
Property and equipment, net	46	79
Other long term assets	37	35
Total assets	5,564	6,706
Current liabilities
Accounts payable	322	58
Accrued expenses	766	650
Accrued compensation	316	863
Deferred revenue	0	12
Current liabilities of discontinued operations	21	0
Total current liabilities	1,425	1,583
Warrant liabilities	0	694
Other long term liabilities	26	58
Total liabilities	1,451	2,335
Commitments and contingencies
Stockholders' equity
Preferred stock, $.001 par value, 10,000,000 shares authorized, no shares issued or outstanding as of September 30, 2018 and December 31, 2017	0	0
Common stock, $.001 par value, 60,000,000 and 30,000,000 shares authorized, 28,138,565 and 15,217,231 issued and outstanding as of September 30, 2018 and December 31, 2017, respectively	28	15
Additional paid-in-capital	327,458	320,343
Accumulated deficit	(323,373)	(315,987)
Total stockholders' equity (deficit)	4,113	4,371
Total liabilities and stockholders' equity (deficit)	$ 5,564	$ 6,706